NOTE 19: WARRANT LIABILITY (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 $ / shares
Disclosure of financial liabilities [abstract]
Warrants outstanding, beginning | shares	46,257,289		14,894,898		0
Issued | shares	69,400,524		34,615,104		14,894,898
Exercised | shares	(49,800,176)		(422,678)		0
Expired | shares	(11,642,185)		(2,830,035)		0
Warrants outstanding, ending | shares	54,215,452		46,257,289		14,894,898
Warrant exercise price, beginning | $ / shares		$ .00		$ .00		$ .00
Issued | $ / shares		.12		.18		.00
Exercised | $ / shares		.13		.19		.00
Expired | $ / shares		.39		.36		.00
Warrant exercise price, ending | $ / shares		$ .00		$ .00		$ .00
Warrants, beginning	$ 106,312		$ 106,172		$ 0
Issued	1,061,738		2,084,768		1,704,597
Exercised	(5,341,149)		(18,847)		0
Expired	0		0		0
Gain/loss on change in fair value of warrant liability	11,886,796		(2,065,781)		(1,598,425)
Warrants, ending	7,713,697		106,312		$ 106,172
Less: Current portion of warrant liability	1,416,113	$ 1,416,113	0	$ 0
Non-current portion of warrant liability	$ 6,297,584	$ 6,297,584	$ 106,312	$ 106,312